ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Mt. Hope Project and within the boundaries of the Plan of Operations
Property, plant and equipment
Asset retirement obligations for future mine closure and reclamation costs

At
December 31,
2015
(in thousands)
At January 1, 2014	$1,112
Accretion Expense	80
Adjustments*	(115)
At December 31, 2014	$1,077
Accretion Expense	72
Adjustments*	(91)
At December 31, 2015	$1,058

* Includes annual changes to the escalation rate, the market-risk premium rate, or reclamation time periods

Mt. Hope Project outside the PoO boundary and Liberty Property
Property, plant and equipment
Asset retirement obligations for future mine closure and reclamation costs

	Mt. Hope Project
	outside PoO
	boundary	Liberty
	(in thousands)
At January 1, 2014	81	125
Adjustments *	—	(7)
At December 31, 2014	$81	$118
Adjustments *	(59)	—
At December 31, 2015	$22	$118

* Includes reduced / reclaimed disturbance, BLM rate changes, and transfer into the approved PoO